Schedule of Investments (unaudited)
June 30, 2026
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 82.0%
BlackRock Technology Opportunities Fund, Class K	1,022,669	$ 114,365,051
International Tilts Master Portfolio	$ 272,477,742	272,477,742
iShares Core MSCI Emerging Markets ETF	1,960,538	162,410,968
iShares Core S&P 500 ETF	815,041	610,376,054
iShares Large Cap Core Active ETF	2,146,749	108,131,747
iShares MSCI Global Gold Miners ETF	317,314	20,498,484
iShares MSCI U.S.A. Momentum Factor ETF(b)	259,073	88,817,997
iShares S&P 500 Growth ETF(b)	1,760,701	242,149,208
iShares S&P 500 Value ETF	835,498	189,708,176
iShares U.S. Aerospace & Defense ETF	333,266	80,790,344
iShares U.S. Equity Factor Rotation Active ETF	3,638,679	247,466,559
iShares U.S. Thematic Rotation Active ETF	1,887,497	81,369,996
		2,218,562,326
Fixed-Income Funds — 17.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,520,360	53,933,918
BlackRock Total Return Fund, Class K	13,615,320	135,063,973
iShares 10-20 Year Treasury Bond ETF(b)	1,076,175	107,994,161
iShares Core International Aggregate Bond ETF	529,110	26,772,966
iShares Core Universal USD Bond ETF	2,319,051	107,024,204
iShares Securitized Income Active ETF(b)	1,073,863	53,542,809
		484,332,031
Total Long-Term Investments — 99.9% (Cost: $2,182,780,715)		2,702,894,357

Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(a)(c)(d)	33,483,679	$ 33,493,725
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(a)(c)	5,478,099	5,478,099
Total Short-Term Securities — 1.5% (Cost: $38,971,396)		38,971,824
Total Investments — 101.4% (Cost: $2,221,752,111)		2,741,866,181
Liabilities in Excess of Other Assets — (1.4)%		(37,007,823)
Net Assets — 100.0%		$ 2,704,858,358

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 62,153,903	$ —	$ (28,650,363)(a)	$ (15,344)	$ 5,529	$ 33,493,725	33,483,679	$ 69,385 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	—	5,478,099 (a)	—	—	—	5,478,099	5,478,099	106,273	—
BlackRock Strategic Income Opportunities Portfolio, Class K	44,198,479	11,208,086	(1,399,247)	(9,234)	(64,166)	53,933,918	5,520,360	1,910,709	—
BlackRock Technology Opportunities Fund, Class K	96,538,657	10,374,321	(26,398,495)	7,008,431	26,842,137	114,365,051	1,022,669	1,352,199	4,558,134

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Total Return Fund, Class K	$ 112,232,581	$ 27,709,275	$ (3,498,119)	$ (50,911)	$ (1,328,853)	$ 135,063,973	13,615,320	$ 4,172,734	$ —
International Tilts Master Portfolio	94,695,640	148,128,874 (a)(c)	—	5,269,642	24,383,586	272,477,742	$272,477,742	2,761,748	—
iShares 10- 20 Year Treasury Bond ETF	66,559,656	63,400,098	(20,428,466)	(167,974)	(1,369,153)	107,994,161	1,076,175	2,315,841	—
iShares Core International Aggregate Bond ETF	26,159,524	2,887,722	(1,949,956)	(25,467)	(298,857)	26,772,966	529,110	949,391	—
iShares Core MSCI Emerging Markets ETF	158,535,425	58,136,738	(103,055,861)	17,936,551	30,858,115	162,410,968	1,960,538	4,806,267	—
iShares Core S&P 500 ETF	302,810,060	380,551,833	(102,483,006)	38,611,421	(9,114,254)	610,376,054	815,041	3,139,282	—
iShares Core Universal USD Bond ETF	112,120,255	64,181,083	(68,148,936)	430,802	(1,559,000)	107,024,204	2,319,051	2,840,142	—
iShares Large Cap Core Active ETF	—	97,892,470	(8,846,529)	1,315,228	17,770,578	108,131,747	2,146,749	132,247	—
iShares MSCI EAFE Value ETF(d)	94,431,502	82,524,099	(183,220,291)	36,577,092	(30,312,402)	—	—	1,657,415	—
iShares MSCI Global Gold Miners ETF	—	24,405,210	(4,640,281)	932,082	(198,527)	20,498,484	317,314	300,394	—
iShares MSCI U.S.A. Momentum Factor ETF	70,842,261	29,863,324	(43,162,461)	9,615,053	21,659,820	88,817,997	259,073	435,711	—
iShares MSCI USA Quality Factor ETF(d)	211,627,281	5,892,986	(226,115,196)	62,755,003	(54,160,074)	—	—	513,367	—
iShares S&P 100 ETF(d)	181,447,060	7,020,945	(186,384,992)	10,928,397	(13,011,410)	—	—	465,952	—
iShares S&P 500 Growth ETF	211,424,541	12,999,731	(12,696,016)	961,128	29,459,824	242,149,208	1,760,701	634,844	—
iShares S&P 500 Value ETF	181,567,103	106,861,117	(123,680,156)	8,268,667	16,691,445	189,708,176	835,498	2,977,790	—
iShares Securitized Income Active ETF	44,275,304	10,648,892	(1,210,524)	(8,378)	(162,485)	53,542,809	1,073,863	1,850,898	—
iShares U.S. Aerospace & Defense ETF	46,546,539	27,574,693	(1,771,895)	(30,283)	8,471,290	80,790,344	333,266	98,673	—

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares/ Investment Value Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Equity Factor Rotation Active ETF	$ 250,748,763	$ 14,094,113	$ (49,970,369)	$ 1,108,140	$ 31,485,912	$ 247,466,559	3,638,679	$ 1,622,772	$ —
iShares U.S. Thematic Rotation Active ETF	—	95,552,380	(28,667,774)	3,597,541	10,887,849	81,369,996	1,887,497	160,757	—
				$ 205,007,587	$ 106,936,904	$ 2,741,866,181		$ 35,274,791	$ 4,558,134

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock 80/20 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 2,430,416,615	$ —	$ —	$ 2,430,416,615
Short-Term Securities
Money Market Funds	38,971,824	—	—	38,971,824
	$ 2,469,388,439	$ —	$ —	2,469,388,439
Investments valued at NAV(a)				272,477,742
				$ 2,741,866,181

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund